Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000029387
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Class A
Trading Symbol	LITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[1]
AssetsNet	$ 1,501,713,089
Holdings Count | Holding	566
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

C000029389
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Class C
Trading Symbol	LITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$59	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[2]
AssetsNet	$ 1,501,713,089
Holdings Count | Holding	566
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

C000253712
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Class S
Trading Symbol	SETDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$19	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[3]
AssetsNet	$ 1,501,713,089
Holdings Count | Holding	566
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

C000122658
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CTMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$16	0.33%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[4]
AssetsNet	$ 1,501,713,089
Holdings Count | Holding	566
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

C000184729
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CIMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$14	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[5]
AssetsNet	$ 1,501,713,089
Holdings Count | Holding	566
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

C000029392
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	SETMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$19	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[6]
AssetsNet	$ 1,501,713,089
Holdings Count | Holding	566
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

C000032942
Shareholder Report [Line Items]
Fund Name	Columbia Massachusetts Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	LMIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$40	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[7]
AssetsNet	$ 67,202,389
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$67,202,389
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	97.3%
Floating Rate Notes	2.1%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Massachusetts Bay Transportation Authority 0.000% 07/01/2032	6.2%
Massachusetts State College Building Authority 0.000% 05/01/2028	5.6%
Commonwealth of Massachusetts 5.000% 12/01/2030	4.5%
Massachusetts Bay Transportation Authority 0.000% 07/01/2029	4.1%
Massachusetts Development Finance Agency 5.000% 10/01/2036	2.4%
Massachusetts Development Finance Agency 5.000% 11/15/2033	2.3%
Massachusetts Development Finance Agency 4.000% 01/01/2031	2.3%
Massachusetts Development Finance Agency 4.000% 10/01/2032	2.2%
Massachusetts Development Finance Agency 5.000% 10/01/2033	1.8%
Massachusetts Development Finance Agency 5.000% 10/01/2036	1.8%

C000184731
Shareholder Report [Line Items]
Fund Name	Columbia Massachusetts Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CMMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[8]
AssetsNet	$ 67,202,389
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$67,202,389
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	97.3%
Floating Rate Notes	2.1%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Massachusetts Bay Transportation Authority 0.000% 07/01/2032	6.2%
Massachusetts State College Building Authority 0.000% 05/01/2028	5.6%
Commonwealth of Massachusetts 5.000% 12/01/2030	4.5%
Massachusetts Bay Transportation Authority 0.000% 07/01/2029	4.1%
Massachusetts Development Finance Agency 5.000% 10/01/2036	2.4%
Massachusetts Development Finance Agency 5.000% 11/15/2033	2.3%
Massachusetts Development Finance Agency 4.000% 01/01/2031	2.3%
Massachusetts Development Finance Agency 4.000% 10/01/2032	2.2%
Massachusetts Development Finance Agency 5.000% 10/01/2033	1.8%
Massachusetts Development Finance Agency 5.000% 10/01/2036	1.8%

C000032947
Shareholder Report [Line Items]
Fund Name	Columbia Massachusetts Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	SEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[9]
AssetsNet	$ 67,202,389
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$67,202,389
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	97.3%
Floating Rate Notes	2.1%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Massachusetts Bay Transportation Authority 0.000% 07/01/2032	6.2%
Massachusetts State College Building Authority 0.000% 05/01/2028	5.6%
Commonwealth of Massachusetts 5.000% 12/01/2030	4.5%
Massachusetts Bay Transportation Authority 0.000% 07/01/2029	4.1%
Massachusetts Development Finance Agency 5.000% 10/01/2036	2.4%
Massachusetts Development Finance Agency 5.000% 11/15/2033	2.3%
Massachusetts Development Finance Agency 4.000% 01/01/2031	2.3%
Massachusetts Development Finance Agency 4.000% 10/01/2032	2.2%
Massachusetts Development Finance Agency 5.000% 10/01/2033	1.8%
Massachusetts Development Finance Agency 5.000% 10/01/2036	1.8%

C000032951
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	LNYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[10]
AssetsNet	$ 79,766,796
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$79,766,796
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	96.2%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Metropolitan Transportation Authority 5.000% 11/15/2026	3.3%
Port Authority of New York & New Jersey 5.000% 07/15/2034	3.3%
Triborough Bridge & Tunnel Authority, Series B 5.000% 11/15/2031	2.8%
Long Island Power Authority 5.000% 09/01/2041	2.8%
City of Yonkers 5.000% 09/01/2028	2.7%
New York State Dormitory Authority 5.000% 07/01/2037	2.7%
New York City Transitional Finance Authority 5.000% 07/15/2036	2.6%
TSASC, Inc. 5.000% 06/01/2031	2.6%
City of Yonkers 5.000% 11/15/2028	2.3%
Triborough Bridge & Tunnel Authority 5.000% 05/15/2042	2.1%

C000169175
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNYUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[11]
AssetsNet	$ 79,766,796
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$79,766,796
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	96.2%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Metropolitan Transportation Authority 5.000% 11/15/2026	3.3%
Port Authority of New York & New Jersey 5.000% 07/15/2034	3.3%
Triborough Bridge & Tunnel Authority, Series B 5.000% 11/15/2031	2.8%
Long Island Power Authority 5.000% 09/01/2041	2.8%
City of Yonkers 5.000% 09/01/2028	2.7%
New York State Dormitory Authority 5.000% 07/01/2037	2.7%
New York City Transitional Finance Authority 5.000% 07/15/2036	2.6%
TSASC, Inc. 5.000% 06/01/2031	2.6%
City of Yonkers 5.000% 11/15/2028	2.3%
Triborough Bridge & Tunnel Authority 5.000% 05/15/2042	2.1%

C000184732
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CNYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[12]
AssetsNet	$ 79,766,796
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$79,766,796
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	96.2%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Metropolitan Transportation Authority 5.000% 11/15/2026	3.3%
Port Authority of New York & New Jersey 5.000% 07/15/2034	3.3%
Triborough Bridge & Tunnel Authority, Series B 5.000% 11/15/2031	2.8%
Long Island Power Authority 5.000% 09/01/2041	2.8%
City of Yonkers 5.000% 09/01/2028	2.7%
New York State Dormitory Authority 5.000% 07/01/2037	2.7%
New York City Transitional Finance Authority 5.000% 07/15/2036	2.6%
TSASC, Inc. 5.000% 06/01/2031	2.6%
City of Yonkers 5.000% 11/15/2028	2.3%
Triborough Bridge & Tunnel Authority 5.000% 05/15/2042	2.1%

C000032956
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	GNYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[13]
AssetsNet	$ 79,766,796
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$79,766,796
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	96.2%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Metropolitan Transportation Authority 5.000% 11/15/2026	3.3%
Port Authority of New York & New Jersey 5.000% 07/15/2034	3.3%
Triborough Bridge & Tunnel Authority, Series B 5.000% 11/15/2031	2.8%
Long Island Power Authority 5.000% 09/01/2041	2.8%
City of Yonkers 5.000% 09/01/2028	2.7%
New York State Dormitory Authority 5.000% 07/01/2037	2.7%
New York City Transitional Finance Authority 5.000% 07/15/2036	2.6%
TSASC, Inc. 5.000% 06/01/2031	2.6%
City of Yonkers 5.000% 11/15/2028	2.3%
Triborough Bridge & Tunnel Authority 5.000% 05/15/2042	2.1%

C000029377
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Class A
Trading Symbol	CLMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[14]
AssetsNet	$ 304,154,647
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$304,154,647
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	7%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	94.3%
Floating Rate Notes	3.0%
Money Market Funds	1.3%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
California Community Choice Financing Authority, Series 2023 5.000% 02/01/2054	2.4%
Puerto Rico Sales Tax Financing Corp., Series 2018A-1 0.000% 07/01/2046	1.7%
Inland Valley Development Agency, Series 2014A 5.000% 09/01/2044	1.7%
Puerto Rico Sales Tax Financing Corp., Series 2019A-1 5.000% 07/01/2058	1.6%
California Statewide Communities Development Authority, Series 2018 4.000% 03/01/2042	1.5%
Manteca Unified School District, Series 2006 0.000% 08/01/2032	1.5%
East County Advanced Water Purification Joint Powers Authority, Series 2024 3.125% 09/01/2026	1.5%
New York City Water & Sewer System, Series 2013 3.400% 06/15/2050	1.4%
Cerritos Community College District, Series 2019C 3.000% 08/01/2044	1.4%
California Municipal Finance Authority, Series 2021 4.000% 10/01/2046	1.4%

C000029379
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Class C
Trading Symbol	CCAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$62	1.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[15]
AssetsNet	$ 304,154,647
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$304,154,647
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	7%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	94.3%
Floating Rate Notes	3.0%
Money Market Funds	1.3%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
California Community Choice Financing Authority, Series 2023 5.000% 02/01/2054	2.4%
Puerto Rico Sales Tax Financing Corp., Series 2018A-1 0.000% 07/01/2046	1.7%
Inland Valley Development Agency, Series 2014A 5.000% 09/01/2044	1.7%
Puerto Rico Sales Tax Financing Corp., Series 2019A-1 5.000% 07/01/2058	1.6%
California Statewide Communities Development Authority, Series 2018 4.000% 03/01/2042	1.5%
Manteca Unified School District, Series 2006 0.000% 08/01/2032	1.5%
East County Advanced Water Purification Joint Powers Authority, Series 2024 3.125% 09/01/2026	1.5%
New York City Water & Sewer System, Series 2013 3.400% 06/15/2050	1.4%
Cerritos Community College District, Series 2019C 3.000% 08/01/2044	1.4%
California Municipal Finance Authority, Series 2021 4.000% 10/01/2046	1.4%

C000169172
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CCAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$25	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[16]
AssetsNet	$ 304,154,647
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$304,154,647
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	7%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	94.3%
Floating Rate Notes	3.0%
Money Market Funds	1.3%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
California Community Choice Financing Authority, Series 2023 5.000% 02/01/2054	2.4%
Puerto Rico Sales Tax Financing Corp., Series 2018A-1 0.000% 07/01/2046	1.7%
Inland Valley Development Agency, Series 2014A 5.000% 09/01/2044	1.7%
Puerto Rico Sales Tax Financing Corp., Series 2019A-1 5.000% 07/01/2058	1.6%
California Statewide Communities Development Authority, Series 2018 4.000% 03/01/2042	1.5%
Manteca Unified School District, Series 2006 0.000% 08/01/2032	1.5%
East County Advanced Water Purification Joint Powers Authority, Series 2024 3.125% 09/01/2026	1.5%
New York City Water & Sewer System, Series 2013 3.400% 06/15/2050	1.4%
Cerritos Community College District, Series 2019C 3.000% 08/01/2044	1.4%
California Municipal Finance Authority, Series 2021 4.000% 10/01/2046	1.4%

C000184727
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CCXYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[17]
AssetsNet	$ 304,154,647
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$304,154,647
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	7%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	94.3%
Floating Rate Notes	3.0%
Money Market Funds	1.3%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
California Community Choice Financing Authority, Series 2023 5.000% 02/01/2054	2.4%
Puerto Rico Sales Tax Financing Corp., Series 2018A-1 0.000% 07/01/2046	1.7%
Inland Valley Development Agency, Series 2014A 5.000% 09/01/2044	1.7%
Puerto Rico Sales Tax Financing Corp., Series 2019A-1 5.000% 07/01/2058	1.6%
California Statewide Communities Development Authority, Series 2018 4.000% 03/01/2042	1.5%
Manteca Unified School District, Series 2006 0.000% 08/01/2032	1.5%
East County Advanced Water Purification Joint Powers Authority, Series 2024 3.125% 09/01/2026	1.5%
New York City Water & Sewer System, Series 2013 3.400% 06/15/2050	1.4%
Cerritos Community College District, Series 2019C 3.000% 08/01/2044	1.4%
California Municipal Finance Authority, Series 2021 4.000% 10/01/2046	1.4%

C000029380
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CCAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[18]
AssetsNet	$ 304,154,647
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$304,154,647
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	7%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	94.3%
Floating Rate Notes	3.0%
Money Market Funds	1.3%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
California Community Choice Financing Authority, Series 2023 5.000% 02/01/2054	2.4%
Puerto Rico Sales Tax Financing Corp., Series 2018A-1 0.000% 07/01/2046	1.7%
Inland Valley Development Agency, Series 2014A 5.000% 09/01/2044	1.7%
Puerto Rico Sales Tax Financing Corp., Series 2019A-1 5.000% 07/01/2058	1.6%
California Statewide Communities Development Authority, Series 2018 4.000% 03/01/2042	1.5%
Manteca Unified School District, Series 2006 0.000% 08/01/2032	1.5%
East County Advanced Water Purification Joint Powers Authority, Series 2024 3.125% 09/01/2026	1.5%
New York City Water & Sewer System, Series 2013 3.400% 06/15/2050	1.4%
Cerritos Community College District, Series 2019C 3.000% 08/01/2044	1.4%
California Municipal Finance Authority, Series 2021 4.000% 10/01/2046	1.4%

C000032969
Shareholder Report [Line Items]
Fund Name	Columbia Strategic New York Municipal Income Fund
Class Name	Class A
Trading Symbol	COLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[19]
AssetsNet	$ 113,663,606
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$113,663,606
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	95.2%
Money Market Funds	3.1%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
New York City Municipal Water Finance Authority 5.250% 06/15/2055	2.8%
Triborough Bridge & Tunnel Authority 5.250% 05/15/2064	2.7%
TSASC, Inc. 5.000% 06/01/2041	2.7%
New York Transportation Development Corp. 5.375% 06/30/2060	2.6%
City of New York 4.000% 09/01/2046	2.5%
New York City Transitional Finance Authority 4.000% 08/01/2048	2.4%
Port Authority of New York & New Jersey 6.125% 06/01/2094	2.0%
Triborough Bridge & Tunnel Authority 5.500% 05/15/2063	1.8%
New York City Municipal Water Finance Authority 5.250% 06/15/2053	1.8%
New York State Dormitory Authority 5.250% 10/01/2049	1.8%

C000032971
Shareholder Report [Line Items]
Fund Name	Columbia Strategic New York Municipal Income Fund
Class Name	Class C
Trading Symbol	CNYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$60	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%	[20]
AssetsNet	$ 113,663,606
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$113,663,606
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	95.2%
Money Market Funds	3.1%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
New York City Municipal Water Finance Authority 5.250% 06/15/2055	2.8%
Triborough Bridge & Tunnel Authority 5.250% 05/15/2064	2.7%
TSASC, Inc. 5.000% 06/01/2041	2.7%
New York Transportation Development Corp. 5.375% 06/30/2060	2.6%
City of New York 4.000% 09/01/2046	2.5%
New York City Transitional Finance Authority 4.000% 08/01/2048	2.4%
Port Authority of New York & New Jersey 6.125% 06/01/2094	2.0%
Triborough Bridge & Tunnel Authority 5.500% 05/15/2063	1.8%
New York City Municipal Water Finance Authority 5.250% 06/15/2053	1.8%
New York State Dormitory Authority 5.250% 10/01/2049	1.8%

C000122676
Shareholder Report [Line Items]
Fund Name	Columbia Strategic New York Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CNYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[21]
AssetsNet	$ 113,663,606
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$113,663,606
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	95.2%
Money Market Funds	3.1%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
New York City Municipal Water Finance Authority 5.250% 06/15/2055	2.8%
Triborough Bridge & Tunnel Authority 5.250% 05/15/2064	2.7%
TSASC, Inc. 5.000% 06/01/2041	2.7%
New York Transportation Development Corp. 5.375% 06/30/2060	2.6%
City of New York 4.000% 09/01/2046	2.5%
New York City Transitional Finance Authority 4.000% 08/01/2048	2.4%
Port Authority of New York & New Jersey 6.125% 06/01/2094	2.0%
Triborough Bridge & Tunnel Authority 5.500% 05/15/2063	1.8%
New York City Municipal Water Finance Authority 5.250% 06/15/2053	1.8%
New York State Dormitory Authority 5.250% 10/01/2049	1.8%

C000184733
Shareholder Report [Line Items]
Fund Name	Columbia Strategic New York Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CNTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[22]
AssetsNet	$ 113,663,606
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$113,663,606
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	95.2%
Money Market Funds	3.1%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
New York City Municipal Water Finance Authority 5.250% 06/15/2055	2.8%
Triborough Bridge & Tunnel Authority 5.250% 05/15/2064	2.7%
TSASC, Inc. 5.000% 06/01/2041	2.7%
New York Transportation Development Corp. 5.375% 06/30/2060	2.6%
City of New York 4.000% 09/01/2046	2.5%
New York City Transitional Finance Authority 4.000% 08/01/2048	2.4%
Port Authority of New York & New Jersey 6.125% 06/01/2094	2.0%
Triborough Bridge & Tunnel Authority 5.500% 05/15/2063	1.8%
New York City Municipal Water Finance Authority 5.250% 06/15/2053	1.8%
New York State Dormitory Authority 5.250% 10/01/2049	1.8%

C000106577
Shareholder Report [Line Items]
Fund Name	Columbia Strategic New York Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CNYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$25	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[23]
AssetsNet	$ 113,663,606
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$113,663,606
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	4%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	95.2%
Money Market Funds	3.1%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
New York City Municipal Water Finance Authority 5.250% 06/15/2055	2.8%
Triborough Bridge & Tunnel Authority 5.250% 05/15/2064	2.7%
TSASC, Inc. 5.000% 06/01/2041	2.7%
New York Transportation Development Corp. 5.375% 06/30/2060	2.6%
City of New York 4.000% 09/01/2046	2.5%
New York City Transitional Finance Authority 4.000% 08/01/2048	2.4%
Port Authority of New York & New Jersey 6.125% 06/01/2094	2.0%
Triborough Bridge & Tunnel Authority 5.500% 05/15/2063	1.8%
New York City Municipal Water Finance Authority 5.250% 06/15/2053	1.8%
New York State Dormitory Authority 5.250% 10/01/2049	1.8%

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